Stockholders' Equity	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stockholders' Equity
Stockholders’ Equity
2009 Non-Employee Director Grants
In September 2009, prior to the adoption of the 2009 Stock Incentive Plan (the “2009 Plan”), the Company’s board of directors approved the reservation and issuance of 8,000 nonstatutory stock options to the Company’s non-employee directors. The outstanding options vested on the one year anniversary of the vesting commencement date in October 2010, and are exercisable for up to 10 years from the grant date. No further shares may be granted under this plan and, as of December 31, 2018, 3,200 options with a weighted-average exercise price of $1.12 were outstanding.

2009 Stock Incentive Plan
In October 2009, the Company’s stockholders approved the 2009 Stock Incentive Plan. In August 2018, the Company’s stockholders approved, among other items, the amendment and restatement of the 2009 Stock Incentive Plan (as amended and restated, the “Stock Plan”) to increase the number of shares of the Company’s common stock authorized to be issued pursuant to the Stock Plan to 18,860,000. Such shares of the Company’s common stock are reserved for issuance to employees, non-employee directors and consultants of the Company. The Stock Plan provides for the grant of incentive stock options, non-incentive stock options, stock appreciation rights, restricted stock awards, unrestricted stock awards, restricted stock unit awards and performance awards to eligible recipients. Recipients of stock options shall be eligible to purchase shares of the Company’s common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant. The maximum term of options granted under the Stock Plan is ten years. Employee option grants generally vest 25% on the first anniversary of the original vesting commencement date, with the balance vesting monthly over the remaining three years. The vesting schedules for grants to non-employee directors and consultants will be determined by the Company’s Compensation Committee. Stock options are generally not exercisable prior to the applicable vesting date, unless otherwise accelerated under the terms of the applicable stock plan agreement.
The following table summarizes stock option activity as of December 31, 2018, 2017 and 2016, and the changes for the years then ended (in thousands, except for share amounts):

	Options Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at December 31, 2017	6,343,400	$4.74	$6,290
Options Granted	4,737,800	$5.23
Options Canceled	(500,435)	$5.84
Options Exercised	(57,690)	$3.69
Outstanding at December 31, 2018	10,523,075	$4.91	$1,723

The aggregate intrinsic value of options exercised during the years ended December 31, 2018, 2017 and 2016 were $133 thousand, $0 thousand and $194 thousand, respectively.  The Company uses the Black-Scholes valuation model to calculate the fair value of stock options. The fair value of employee stock options was estimated at the grant date using the following assumptions:

	Years Ended December 31,
	2018	2017	2016
Weighted-average grant date fair value	$3.65	$1.28	$5.86
Dividend yield	—	—	—
Volatility	81%	81%	75%
Risk-free interest rate	2.87%	1.92%	1.49%
Expected life of options	6.1 years	6.1 years	6.1 years

The assumed dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future. Due to the Company’s limited historical data, the estimated volatility incorporates the historical and implied volatility of comparable companies whose share prices are publicly available. The risk-free interest rate assumption was based on the U.S. Treasury’s rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. The weighted average expected life of options was estimated using the average of the contractual term and the weighted average vesting term of the options.
The total employee and director stock-based compensation recorded as operating expenses was $5,139 thousand, $4,423 thousand and $4,354 thousand for the years ended December 31, 2018, 2017 and 2016, respectively.
The total unrecognized compensation cost related to unvested employee and director stock option grants as of December 31, 2018 was $16,857 thousand and the weighted average period over which these grants are expected to vest is 3.0 years.
The Company records equity instruments issued to non-employees as expense at their fair value over the related service period as determined in accordance with the authoritative guidance and periodically revalues the equity instruments as they vest. Stock-based compensation expense related to non-employee consultants recorded as operating expenses was $1,055 thousand, $228 thousand, and $198 thousand for the years ended December 31, 2018, 2017 and 2016, respectively.
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance consists of the following at December 31, 2018:

Common stock warrants outstanding under the loan and security agreement	6,354,877
Common stock warrants outstanding under the Hercules securities agreement	306,748
Common stock warrants outstanding under the convertible notes	14,819,872
Common stock warrants outstanding under private placements	4,153,620
Common stock options outstanding under the Non-Employee Director Plan	3,200
Authorized for future grant or issuance under the 2009 Stock Incentive Plan	18,324,406
Shares issuable upon the conversion of the 2018 Notes	5,397,325
Issuable under assignment agreement based upon achievement of certain milestones	80,000
49,440,048

2017 Stock Option Plan
In June 2017, the Company’s subsidiary, Scilex, adopted the Scilex 2017 Stock Option Plan, reserved 4.0 million shares of Scilex common stock and awarded 1.0 million options to certain Company personnel, directors and consultants under such plan. Stock options granted under this plan typically vest 1/4th of the shares on the first anniversary of the vesting commencement date and 1/48th of the remaining options vest each month thereafter. As of December 31, 2018, 1.6 million shares were canceled. As of December 31, 2018, 0.7 million options were outstanding.
2015 Stock Option Plans
In May 2015, the Company’s subsidiary, TNK, adopted the TNK 2015 Stock Option Plan and reserved 10.0 million shares of TNK class A common stock and awarded 3.6 million options to certain Company personnel, directors and consultants under such plan. In November 2015, TNK awarded 0.5 million options to certain Company personnel.  Stock options granted under this plan typically vest a portion immediately upon grant and the remaining options over two to four years or monthly over four years from the grant date and have a contractual term of ten years. As of December 31, 2018, 2.1 million shares were canceled. As of December 31, 2018, 0.9 million options were outstanding.
In May 2015, TNK granted a warrant to the Company’s CEO to purchase 9.5 million shares of TNK class B common stock which have 10 to 1 voting rights. Warrant shares totaling 4.0 million are exercisable evenly over forty months and the remaining warrant shares are exercisable if certain defined events occur within four years from date of issuance at an initial exercise price of $0.01 per share.  This warrant was canceled in its entirety effective August 29, 2017.
In May 2015, the Company’s subsidiary, LA Cell, adopted the LA Cell 2015 Stock Option Plan and reserved 10.0 million shares of LA Cell class A common stock and awarded 2.9 million options to certain Company personnel, directors and consultants under such plan. Stock options granted under this plan typically vest a portion immediately upon grant and the remaining options over two to four years or monthly over four years from the grant date and have a contractual term of ten years. As of December 31, 2018, 1.7 million shares were canceled. As of December 31, 2018, 0.3 million options were outstanding.
In May 2015, LA Cell granted a warrant to the Company’s CEO to purchase 9.5 million shares of LA Cell class B common stock which have 10 to 1 voting rights.  Warrant shares totaling 4.0 million are exercisable evenly over forty months and the remaining warrant shares are exercisable if certain defined events occur within four years from date of issuance at an initial exercise price of $0.01 per share. This warrant was canceled in its entirety effective August 29, 2017.
In October 2015, the Company’s subsidiary, Concortis Biosystems, Corp., (“CBC”), adopted the CBC 2015 Stock Option Plan and reserved 10.0 million shares of CBC class A common stock and awarded 1.8 million options to certain Company personnel, directors and consultants under such plan. Stock options granted under this plan typically vest a portion immediately upon grant and the remaining options over two to four years or monthly over four years from the grant date and have a contractual term of ten years. As of December 31, 2018, 1.7 million shares were canceled. As of December 31, 2018, no options were outstanding.
In October 2015, CBC granted a warrant to the Company’s CEO to purchase 9.5 million shares of CBC class B common stock which have 10 to 1 voting rights. Warrant shares totaling 4.0 million are exercisable evenly over forty months and the remaining warrant shares are exercisable if certain defined events occur within four years from date of issuance at an initial exercise price of $0.25 per share. This warrant was canceled in its entirety effective August 29, 2017.
In October 2015, the Company’s subsidiary, Scintilla, adopted the Scintilla 2015 Stock Option Plan and reserved 10.0 million shares of Scintilla class A common stock and awarded 2.1 million options to certain Company personnel, directors and consultants under such plan. Stock options granted under this plan typically vest a portion immediately upon grant and the remaining options over two to four years or monthly over four years from the grant date and have a contractual term of ten years. As of December 31, 2018, 0.9 million shares were canceled. As of December 31, 2018, no options were outstanding.
In October 2015, Scintilla granted a warrant to the Company’s CEO to purchase 9.5 million shares of Scintilla class B common stock which have 10 to 1 voting rights.  Warrant shares totaling 4.0 million are exercisable evenly over forty months and the remaining warrant shares are exercisable if certain defined events occur within four years from date of issuance at an initial exercise price of $0.01 per share.  This warrant was canceled in its entirety effective August 29, 2017.
In October 2015, the Company’s subsidiary, Sorrento Biologics, Inc. (“Biologics”), adopted the Biologics 2015 Stock Option Plan and reserved 10.0 million shares of Biologics class A common stock and awarded 2.6 million options to certain Company personnel, directors and consultants under such plan. Stock options granted under this plan typically vest a portion immediately upon grant and the remaining options over two to four years or monthly over four years from the grant date and have a contractual term of ten years. As of December 31, 2018, 1.4 million shares were canceled. As of December 31, 2018, no options were outstanding.
In October 2015, Biologics granted a warrant to the Company’s CEO to purchase 9.5 million shares of Biologics class B common stock which have 10 to 1 voting rights. Warrant shares totaling 4.0 million are exercisable evenly over forty months and the remaining warrant shares are exercisable if certain defined events occur within four years from date of issuance at an initial exercise price of $0.01 per share. This warrant was canceled in its entirety effective August 29, 2017.
On August 29, 2017, the options and warrants were canceled in accordance with the terms of a settlement agreement and, as a result, unrecognized compensation expense of $281 thousand associated with these previously issued shares was accelerated and recognized upon cancellation.
The total director stock-based compensation recorded as operating expenses by the Company for TNK, LA Cell, CBC, Scintilla and Biologics for the year ended December 31, 2017 and 2016 was $0 and $166 thousand, respectively. Total unrecognized stock-based compensation expense related to unvested director stock option and warrant grants for these entities as of December 31, 2017 was $0, and the weighted-average period over which these grants are expected to vest is approximately 3.5 years. The Company records equity instruments issued to non-employees as expense at their fair value over the related service period as determined in accordance with the authoritative guidance and periodically revalues the equity instruments as they vest. Stock based compensation expense related to non-employee consultants recorded as operating expenses by the Company for TNK, LA Cell, CBC, Scintilla and Biologics for the year ended December 31, 2018 and 2017 was $655 thousand and $156 thousand, respectively.
The weighted-average assumptions used in the Black-Scholes option and warrant pricing model used by TNK, LA Cell, CBC, Scintilla and Biologics to determine the fair value of stock option grants for directors and non-employee consultants were as follows: expected dividend yield – 0%, risk-free interest rate – 1.39% to 2.24%, expected volatility – 76% to 77%, and expected term of 4.0 to 6.1 years.
2014 Stock Option Plan
In May 2014, the Company’s subsidiary, Ark Animal Health, Inc. (“Ark”), adopted the Ark 2014 Stock Option Plan and reserved and awarded 600,000 options to certain directors and consultants under such plan. Stock options granted under such plan typically vest a portion immediately upon grant and the remaining options over one year from the grant date and have a contractual term of ten years. Effective August 29, 2017, options to purchase an aggregate of 135,000 shares were canceled. As of December 31, 2018, 88,000 options were outstanding.
There were no operating expenses recorded for total director and consultant stock-based compensation by the Company for Ark for each of the years ended December 31, 2018 and 2017. No unrecognized stock-based compensation expense remains related to stock option grants as of December 31, 2018.